ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED BALANCE SHEETS (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 299,367	$ 345,854
Total current assets	414,440	459,041
TOTAL ASSETS	2,712,240	2,802,338
CURRENT LIABILITIES
Accrued expenses and other current liabilities	82,553	62,825
Total current liabilities	100,171	438,972
TOTAL LIABILITIES	1,553,581	1,705,937
SHAREHOLDERS' EQUITY
Additional paid-in capital	1,655,602	1,655,602
Accumulated other comprehensive income (loss)	269	(14,063)
Accumulated losses	(764,534)	(798,098)
Total shareholders' equity	891,368	843,472
Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	24	24
Class B Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	7	7
Parent Company [Member]
CURRENT ASSETS
Cash and cash equivalents	908	5,970
Amount due from a subsidiary	5	1
Total current assets	913	5,971
INVESTMENTS IN SUBSIDIARIES	891,367	843,472
TOTAL ASSETS	892,280	849,443
CURRENT LIABILITIES
Accrued expenses and other current liabilities	880	5,925
Amounts due to subsidiaries	32	46
Total current liabilities	912	5,971
TOTAL LIABILITIES	912	5,971
SHAREHOLDERS' EQUITY
Additional paid-in capital	1,655,602	1,655,602
Accumulated other comprehensive income (loss)	269	(14,063)
Accumulated losses	(764,534)	(798,098)
Total shareholders' equity	891,368	843,472
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	892,280	849,443
Parent Company [Member] | Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	24	24
Parent Company [Member] | Class B Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	$ 7	$ 7